Significant Basis Of Preparation And Accounting Policies_Estimated economic useful lives for premises and equipment except for land (Details)	12 Months Ended
Dec. 31, 2019
Buildings
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	8 ~ 40
Structures
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	8 ~ 50
Machinery
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	2 ~ 32
Vehicles
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	3 ~ 8
Loaded heavy water
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	30
Asset retirement costs
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	18, 30, 40, 60
Right-of-use assets
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	1 ~ 32
Ships
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	9
Others
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	4 ~ 15